Submission	Jun. 10, 2025
Submission [Line Items]
Central Index Key	0000079282
Registrant Name	Brown & Brown, Inc.
Registration File Number	333-271708
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES